S000021937 [Member] Shareholder Fees - Causeway Global Value Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0